Biological assets (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Biological Assets
Historic cost	$ 16,709,078	$ 16,883,106	$ 14,764,284
Book Value	16,709,078	16,883,106	$ 14,764,284
Conversion effect	(1,170,347)	(173,046)
Acquisitions	33,748,761	34,634,429
Decreases due to harvesting	(33,044,939)	(33,400,203)
Others increases (decreases)	292,497	1,057,642
Sub-Total	$ (174,028)	$ 2,118,822